UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2014

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	September 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 15.7%
Media - 11.9%
DISH Network Corp., Class A Shares	128,411	$8,292,782	*
SES	70,183	2,426,648
Time Warner Cable Inc.	41,008	5,884,238
Time Warner Inc.	96,444	7,253,553
Twenty-First Century Fox Inc., Class B Shares	150,253	5,004,928

Total Media		28,862,149

Multiline Retail - 1.9%
Target Corp.	75,309	4,720,368

Specialty Retail - 1.9%
Home Depot Inc.	51,688	4,741,857

TOTAL CONSUMER DISCRETIONARY		38,324,374

CONSUMER STAPLES - 11.0%
Beverages - 1.2%
Anheuser-Busch InBev NV, ADR	26,177	2,901,721

Food & Staples Retailing - 3.5%
CVS Health Corp.	106,851	8,504,271

Household Products - 1.5%
Kimberly-Clark Corp.	34,748	3,737,842

Tobacco - 4.8%
Altria Group Inc.	41,422	1,902,927
Lorillard Inc.	71,488	4,282,846
Philip Morris International Inc.	66,230	5,523,582

Total Tobacco		11,709,355

TOTAL CONSUMER STAPLES		26,853,189

ENERGY - 10.5%
Energy Equipment & Services - 4.1%
Halliburton Co.	84,221	5,433,097
National-Oilwell Varco Inc.	60,385	4,595,298

Total Energy Equipment & Services		10,028,395

Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	46,513	5,549,931
Exxon Mobil Corp.	49,023	4,610,613
Royal Dutch Shell PLC, ADR, Class A Shares	38,046	2,896,442
Suncor Energy Inc.	66,523	2,404,807

Total Oil, Gas & Consumable Fuels		15,461,793

TOTAL ENERGY		25,490,188

FINANCIALS - 26.5%
Banks - 11.5%
Citigroup Inc.	55,692	2,885,959
JPMorgan Chase & Co.	146,974	8,853,714
U.S. Bancorp	154,867	6,478,087
Wells Fargo & Co.	186,141	9,655,134

Total Banks		27,872,894

Capital Markets - 3.0%
Bank of New York Mellon Corp.	73,679	2,853,588
State Street Corp.	62,121	4,572,727

Total Capital Markets		7,426,315

Consumer Finance - 4.6%
American Express Co.	61,338	5,369,528
Capital One Financial Corp.	38,824	3,168,815
Synchrony Financial	107,700	2,644,035	*

Total Consumer Finance		11,182,378

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Insurance - 6.1%
Loews Corp.	55,215	$2,300,257
Marsh & McLennan Cos. Inc.	70,047	3,666,260
MetLife Inc.	57,747	3,102,169
Progressive Corp.	55,182	1,395,001
Travelers Cos. Inc.	46,229	4,342,752

Total Insurance		14,806,439

Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	34,572	3,236,976

TOTAL FINANCIALS		64,525,002

HEALTH CARE - 10.0%
Biotechnology - 1.8%
Amgen Inc.	31,385	4,408,337

Health Care Providers & Services - 1.8%
WellPoint Inc.	37,148	4,443,644

Pharmaceuticals - 6.4%
Johnson & Johnson	42,755	4,557,255
Merck & Co. Inc.	85,467	5,066,484
Novartis AG, ADR	30,238	2,846,303
Teva Pharmaceutical Industries Ltd., ADR	54,687	2,939,426

Total Pharmaceuticals		15,409,468

TOTAL HEALTH CARE		24,261,449

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.5%
Honeywell International Inc.	64,524	6,008,475

Industrial Conglomerates - 4.3%
General Electric Co.	236,724	6,064,869
United Technologies Corp.	41,275	4,358,640

Total Industrial Conglomerates		10,423,509

Machinery - 1.9%
Illinois Tool Works Inc.	55,305	4,668,848

TOTAL INDUSTRIALS		21,100,832

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.5%
Motorola Solutions Inc.	57,437	3,634,613

Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity Ltd.	72,072	3,984,861

IT Services - 1.4%
Xerox Corp.	261,997	3,466,220

Software - 2.6%
Microsoft Corp.	81,777	3,791,182
Nuance Communications Inc.	156,464	2,411,892	*

Total Software		6,203,074

Technology Hardware, Storage & Peripherals - 3.1%
EMC Corp.	154,386	4,517,335
International Business Machines Corp.	15,299	2,904,209

Total Technology Hardware, Storage & Peripherals		7,421,544

TOTAL INFORMATION TECHNOLOGY		24,710,312

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY			SHARES	VALUE
MATERIALS - 3.8%
Chemicals - 1.0%
Air Products & Chemicals Inc.			18,267	$2,377,998

Construction Materials - 1.3%
Martin Marietta Materials Inc.			24,506	3,159,804

Containers & Packaging - 1.5%
Crown Holdings Inc.			84,907	3,780,059	*

TOTAL MATERIALS				9,317,861

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC, Sponsored ADR			73,263	2,409,620

UTILITIES - 1.7%
Multi-Utilities - 1.7%
Sempra Energy			40,182	4,234,379

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $138,299,649)				241,227,206

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $2,712,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $2,766,240) (Cost - $2,712,000)	0.001%	10/1/14	$2,712,000	2,712,000

TOTAL INVESTMENTS - 100.2% (Cost - $141,011,649#)				243,939,206
Liabilities in Excess of Other Assets - (0.2)%				(535,517)

TOTAL NET ASSETS - 100.0%				$243,403,689

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	- American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$241,227,206	—	—	$241,227,206

Short-term investments†	—	$2,712,000	—	2,712,000

Total investments	$241,227,206	$2,712,000	—	$243,939,206

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$105,122,062
Gross unrealized depreciation	(2,194,505)

Net unrealized appreciation	$102,927,557

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2014, the Portfolio did not have any derivative instruments outstanding.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2014